Income Taxes - Tax credit carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax credit carryforwards
Operating loss carryforwards	$ 67,261,109	$ 50,927,528
US
Tax credit carryforwards
Operating loss carryforwards	5,027,884
State
Tax credit carryforwards
Tax credit carryforwards	$ 830,310	$ 790,898
Expiration period of tax credit carryforwards	20 years	20 years
Foreign
Tax credit carryforwards
Tax credit carryforwards	$ 0	$ 7,136
Expiration period of tax credit carryforwards	20 years	20 years
Canada
Tax credit carryforwards
Operating loss carryforwards	$ 62,233,225
Expiration period of operating loss carryforwards	20 years	20 years
Tax credit carryforwards	$ 2,197,097	$ 3,187,456
Expiration period of tax credit carryforwards	20 years	20 years